CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Total revenue	$ 3,148,531	$ 3,166,599	$ 6,316,313	$ 6,304,599	$ 12,622,893	$ 13,362,139	$ 14,007,511
Costs and Expenses (exclusive of depreciation shown separately below - Note 6):
Subscriber-related expenses	1,863,895	1,974,439	3,797,718	3,950,875	7,768,732	8,392,150	8,692,676
Satellite and transmission expenses	117,912	144,983	239,973	299,880	555,803	637,160	717,231
Cost of sales - equipment and other	23,660	49,603	54,474	89,944	172,700	143,671	95,116
Subscriber acquisition costs:
Cost of sales - subscriber promotion subsidies	1,159	3,007	10,048	9,524	29,592	50,253	72,955
Other subscriber acquisition costs	109,055	108,289	222,957	188,764
Subscriber acquisition advertising	89,510	126,782	220,592	233,689
Total subscriber acquisition costs	199,724	238,078	453,597	431,977	994,523	769,307	1,185,211
General and administrative expenses	156,574	187,930	341,498	374,507	732,589	692,881	669,934
Depreciation and amortization (Note 6)	122,869	135,600	257,954	290,715	577,348	660,460	741,772
Total costs and expenses	2,484,634	2,730,633	5,145,214	5,437,898	10,801,695	11,295,629	12,397,635
Operating income (loss)	663,897	435,966	1,171,099	866,701	1,821,198	2,066,510	1,609,876
Other Income (Expense):
Interest income	1,112	5,593	1,962	8,528	30,041	8,923	9,855
Interest expense, net of amounts capitalized	(164,047)	(194,857)	(346,387)	(390,502)	(756,690)	(792,436)	(865,181)
Other, net	(152)	3,131	793	4,564	7,609	8,994	88,511
Total other income (expense)	(163,087)	(186,133)	(343,632)	(377,410)	(719,040)	(774,519)	(766,815)
Income (loss) before income taxes	500,810	249,833	827,467	489,291	1,102,158	1,291,991	843,061
Income tax (provision) benefit, net	(125,830)	(64,465)	(208,334)	(126,287)	(274,751)	(318,305)	(117,616)
Net income (loss)	374,980	185,368	619,133	363,004	827,407	973,686	725,445
Less: Net income (loss) attributable to noncontrolling interests, net of tax				(124)	(124)	2,399	1,919
Net income (loss) attributable to DISH DBS	374,980	185,368	619,133	363,128	827,531	971,287	723,526
Comprehensive Income (Loss):
Net income (loss)	374,980	185,368	619,133	363,004	827,407	973,686	725,445
Other comprehensive income (loss):
Foreign currency translation adjustments	30	138	(322)	185	(133)	(1,343)	1,027
Unrealized holding gains (losses) on available-for-sale debt securities	11	102		254	81	69	(33)
Deferred income tax (expense) benefit, net		(27)		(65)	(21)	(37)	57
Total other comprehensive income (loss), net of tax	41	213	(322)	374	(73)	(1,311)	1,051
Comprehensive income (loss)	375,021	185,581	618,811	363,378	827,334	972,375	726,496
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of tax				(124)	(124)	2,399	1,919
Comprehensive income (loss) attributable to DISH DBS	375,021	185,581	618,811	363,502	827,458	969,976	724,577
Subscriber-related
Revenue:
Total revenue	3,117,334	3,117,066	6,248,234	6,215,002	12,436,637	13,197,994	13,877,196
Equipment sales and other revenue
Revenue:
Total revenue	$ 31,197	$ 49,533	$ 68,079	$ 89,597	$ 186,256	$ 164,145	$ 130,315